Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Basis Of Presentation And Significant Accounting Policies [Line Items]
Allowance for doubtful accounts					$ 1,000,000	$ 1,000,000
Capitalized interest costs					2,000,000	1,000,000	300,000
Impairment of long-lived assets	146,499,000	0	146,499,000	0	0	38,600,000	0
Impairment of unproved oil and gas properties					2,000,000	5,000,000	7,000,000
Useful lives of other property and equipment, minimum (in years)					3
Useful lives of other property and equipment, maximum (in years)					39
Natural gas production imbalance receivables					19,000,000	18,000,000
Natural gas production imbalance payables					9,000,000	8,000,000
Restricted cash	4,000,000		4,000,000		4,000,000	3,000,000
Net deferred financing fees					94,000,000	102,000,000
Debt issuance fees amortization expense					$ 16,000,000	$ 17,000,000	$ 14,000,000